Deutsche US Bond Index Fund
Deutsche U.S. Bond Index Fund
Investment Objective

The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Bloomberg Barclays U.S. Aggregate Bond Index"), which emphasizes government securities, mortgage-backed securities and corporate investment grade debt securities.

Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class (p. 35), Sales Charge Waivers and Discounts Available Through Intermediaries (Appendix B, p. 73) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Deutsche US Bond Index Fund - USD ($)	Class A	Class T	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.75%	2.50%	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	none	none	none	$ 20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Deutsche US Bond Index Fund		Class A	Class T	Class R6	INST Class	Class S
Management fee		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/service (12b-1) fees		0.24%	0.25%	none	none	none
Other expenses	[1]	0.52%	0.56%	0.48%	0.48%	0.55%
Total annual fund operating expenses		0.91%	0.96%	0.63%	0.63%	0.70%
Fee waiver/expense reimbursement		0.50%	0.55%	0.47%	0.47%	0.44%
Total annual fund operating expenses after fee waiver/expense reimbursement		0.41%	0.41%	0.16%	0.16%	0.26%
[1]	"Other expenses" for Class T and Class R6 are based on estimated amounts for the current fiscal year.

The Advisor has contractually agreed through April 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at ratios no higher than 0.41%, 0.41%, 0.16%, 0.16% and 0.26% for Class A, Class T, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Deutsche US Bond Index Fund - USD ($)	Class A	Class T	Class R6	INST Class	Class S
1 Year	$ 316	$ 291	$ 16	$ 16	$ 27
3 Years	509	495	154	154	180
5 Years	717	715	305	305	346
10 Years	$ 1,319	$ 1,350	$ 742	$ 742	$ 829

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2016: 26%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in securities included in the Bloomberg Barclays U.S. Aggregate Bond Index and in derivative instruments, such as futures contracts and options, that provide exposure to the securities of companies in the index. The fund's securities are weighted to attempt to make the fund's total investment characteristics similar to those of the index as a whole. The fund may also hold short-term debt securities and money market instruments.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more at the time of their issue.

Management process. Portfolio management uses quantitative analysis techniques to structure the fund to seek to obtain a high correlation to the index while seeking to keep the fund as fully invested as possible in all market environments. Portfolio management seeks a long-term correlation between fund performance, before expenses, and the index of 95% or better (perfect correlation being 100%). Portfolio management uses an optimization strategy, investing in a statistically selected sample of the securities found in the index. Portfolio management also attempts to replicate the index's duration (a measure of the sensitivity of bond prices to changes in interest rates). The index has an intermediate duration.

Derivatives. Portfolio management generally may use options and futures contracts, which are each a type of derivative (a contract whose value is based on, for example, indices, currencies or securities) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) For any premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the fund, prepayment risk may be enhanced.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation.

Indexing risk. An index fund's performance may not exactly replicate the performance of its target index. For example, the fund incurs fees, administrative expenses and transaction costs that the index itself does not. The fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the index. The fund may use sampling techniques (investing in a representative selection of securities included in the index rather than all securities in the index), or the composition of its portfolio may diverge from that of the index. Also, while the exposure of the index to its component securities is by definition 100%, the fund's effective exposure to index securities may be greater or lesser than 100%, and may vary over time. Because an index fund is designed to maintain a high level of exposure to its target index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund, and in extreme conditions, the fund could have difficulty meeting redemption requests.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

For Class A and S shares, historical performance prior to class inception is based on the performance of the fund's original share class (Institutional Class) adjusted to reflect the higher expenses of the relevant share class.

Class T is a new class of shares and therefore does not have a full calendar year of performance available. For Class T shares, performance is based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

Class R6 is a new class of shares and therefore does not have a full calendar year of performance available. Class R6 shares are invested in the same portfolio of securities as Institutional Class and would have had similar performance. Performance would differ only to the extent that Class R6 and Institutional Class do not have the same fees and expenses.

CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	4.84%	December 31, 2008
Worst Quarter	-3.08%	December 31, 2016

Average Annual Total Returns (For periods ended 12/31/2016 expressed as a %)
After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Deutsche US Bond Index Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Feb. 17, 2009	(0.76%)	1.21%	3.51%
Class T | before tax	Mar. 31, 2017	(0.51%)	1.30%	3.65%
INST Class | before tax	Jun. 30, 1997	2.30%	2.07%	4.17%
INST Class | After tax on distributions		0.86%	0.45%	2.55%
INST Class | After tax on distributions and sale of fund shares		1.35%	1.14%	2.72%
Class S | before tax	Feb. 17, 2009	2.20%	1.97%	4.02%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		2.65%	2.23%	4.34%